UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	(811-02742)

Exact name of registrant as specified in charter:	Putnam Equity Income Fund

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Robert T. Burns, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	Bryan Chegwidden, Esq. Ropes & Gray LLP 1211 Avenue of the Americas New York, New York 10036

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	November 30, 2015

Date of reporting period:	August 31, 2015

Item 1. Schedule of Investments:

Putnam Equity Income Fund

The fund's portfolio
8/31/15 (Unaudited)

COMMON STOCKS (95.9%)(a)
	Shares	Value

Aerospace and defense (6.4%)

General Dynamics Corp.	361,200	$51,301,236

Honeywell International, Inc.	626,100	62,152,947

L-3 Communications Holdings, Inc.	612,640	64,615,141

Northrop Grumman Corp.	908,590	148,772,527

United Technologies Corp.	516,300	47,298,243

		374,140,094
Airlines (0.9%)

American Airlines Group, Inc.	1,344,300	52,400,814

		52,400,814
Auto components (1.0%)

Delphi Automotive PLC (United Kingdom)	781,200	58,996,224

		58,996,224
Automobiles (0.7%)

General Motors Co.	1,371,100	40,365,184

		40,365,184
Banks (8.8%)

Bank of America Corp.	3,079,300	50,315,762

Citigroup, Inc.	2,372,423	126,877,182

JPMorgan Chase & Co.	2,049,700	131,385,770

KeyCorp	3,351,900	46,055,106

Regions Financial Corp.	4,319,300	41,422,087

Wells Fargo & Co.	2,193,640	116,986,821

		513,042,728
Beverages (1.6%)

Coca-Cola Enterprises, Inc.	1,014,200	52,221,158

Dr. Pepper Snapple Group, Inc.	574,500	44,081,385

		96,302,543
Capital markets (3.5%)

Charles Schwab Corp. (The)	1,851,300	56,242,494

Goldman Sachs Group, Inc. (The)	213,600	40,284,960

Invesco, Ltd.	737,500	25,156,125

State Street Corp.	1,137,780	81,829,138

		203,512,717
Chemicals (2.1%)

Air Products & Chemicals, Inc.	385,400	53,774,862

Dow Chemical Co. (The)	882,600	38,622,576

E.I. du Pont de Nemours & Co.	617,100	31,780,650

		124,178,088
Commercial services and supplies (0.8%)

Tyco International PLC	1,344,130	48,778,478

		48,778,478
Communications equipment (1.3%)

Cisco Systems, Inc.	1,716,850	44,432,078

QUALCOMM, Inc.	581,500	32,901,270

		77,333,348
Consumer finance (0.7%)

American Express Co.	496,200	38,068,464

Oportun Financial Corp. (acquired 6/23/15, cost $2,781,056) (Private)(F)(RES)(NON)	975,809	2,502,950

		40,571,414
Containers and packaging (1.7%)

Packaging Corp. of America	553,800	37,165,518

Sealed Air Corp.	549,800	28,287,210

WestRock Co.	614,016	36,441,850

		101,894,578
Diversified financial services (0.5%)

CME Group, Inc.	297,900	28,133,676

		28,133,676
Diversified telecommunication services (2.6%)

AT&T, Inc.	1,557,800	51,718,960

CenturyLink, Inc.	721,100	19,498,544

Verizon Communications, Inc.	1,742,770	80,184,848

		151,402,352
Electric utilities (3.2%)

American Electric Power Co., Inc.	552,700	30,006,083

Edison International	645,500	37,748,840

Exelon Corp.	1,690,800	52,009,008

NextEra Energy, Inc.	338,900	33,351,149

PPL Corp.	1,094,436	33,916,572

		187,031,652
Energy equipment and services (1.3%)

Baker Hughes, Inc.	768,800	43,052,800

Halliburton Co.	373,600	14,701,160

National Oilwell Varco, Inc.	466,700	19,755,411

		77,509,371
Food and staples retail (1.5%)

CVS Health Corp.	881,600	90,275,840

		90,275,840
Food products (1.2%)

JM Smucker Co. (The)(S)	371,178	43,695,074

Kraft Heinz Co. (The)	328,000	23,832,480

		67,527,554
Health-care equipment and supplies (1.7%)

Boston Scientific Corp.(NON)	3,221,400	53,926,236

Medtronic PLC	592,353	42,821,198

		96,747,434
Health-care providers and services (3.0%)

Cigna Corp.	929,800	130,906,542

UnitedHealth Group, Inc.	394,400	45,632,080

		176,538,622
Hotels, restaurants, and leisure (0.9%)

Hilton Worldwide Holdings, Inc.(NON)	2,153,400	53,468,922

		53,468,922
Household durables (0.4%)

PulteGroup, Inc.	1,167,100	24,147,299

		24,147,299
Household products (0.5%)

Kimberly-Clark Corp.	290,200	30,915,006

		30,915,006
Independent power and renewable electricity producers (1.1%)

Calpine Corp.(NON)	2,025,365	32,284,318

NRG Energy, Inc.	1,564,400	31,162,848

		63,447,166
Industrial conglomerates (1.5%)

Danaher Corp.	538,300	46,842,866

General Electric Co.	1,544,000	38,322,080

		85,164,946
Insurance (4.5%)

American International Group, Inc.	1,265,353	76,351,400

Assured Guaranty, Ltd.	1,680,500	42,449,430

Genworth Financial, Inc. Class A(NON)	3,838,500	19,883,430

Hartford Financial Services Group, Inc. (The)	1,026,200	47,153,890

MetLife, Inc.	1,174,170	58,825,917

Willis Group Holdings PLC	395,000	17,020,550

		261,684,617
Internet software and services (1.2%)

Google, Inc. Class C(NON)	115,516	71,417,767

		71,417,767
IT Services (1.3%)

Computer Sciences Corp.	673,900	41,775,061

Fidelity National Information Services, Inc.	483,700	33,404,322

		75,179,383
Life sciences tools and services (0.6%)

Agilent Technologies, Inc.	1,045,300	37,954,843

		37,954,843
Machinery (0.5%)

Oshkosh Corp.(S)	661,500	27,816,075

		27,816,075
Media (5.0%)

CBS Corp. Class B (non-voting shares)	677,800	30,663,672

Comcast Corp. Special Class A(S)	1,865,050	106,755,462

Liberty Global PLC Ser. C (United Kingdom)(NON)	829,800	37,233,126

Time Warner Cable, Inc.	296,900	55,229,338

Time Warner, Inc.	863,890	61,422,579

		291,304,177
Multi-utilities (0.7%)

Ameren Corp.	248,000	9,991,920

PG&E Corp.	584,400	28,974,552

		38,966,472
Multiline retail (0.7%)

Macy's, Inc.	701,300	41,103,193

		41,103,193
Oil, gas, and consumable fuels (7.5%)

Anadarko Petroleum Corp.	859,800	61,544,484

EOG Resources, Inc.	412,500	32,302,875

Exxon Mobil Corp.	1,560,000	117,374,400

Marathon Oil Corp.	4,162,200	71,964,438

QEP Resources, Inc.	1,056,200	14,829,048

Royal Dutch Shell PLC ADR Class A (United Kingdom)	1,477,210	78,173,953

Total SA (France)	164,744	7,495,069

Valero Energy Corp.	885,300	52,533,702

		436,217,969
Personal products (2.6%)

Coty, Inc. Class A(NON)	3,512,100	106,451,751

Edgewell Personal Care Co.	505,200	44,487,912

		150,939,663
Pharmaceuticals (7.6%)

AstraZeneca PLC ADR (United Kingdom)(S)	2,172,000	67,940,160

Eli Lilly & Co.	1,947,300	160,360,155

Johnson & Johnson	1,164,870	109,474,483

Merck & Co., Inc.	1,081,800	58,254,930

Pfizer, Inc.	1,493,986	48,136,229

		444,165,957
Real estate investment trusts (REITs) (3.3%)

American Tower Corp.	276,200	25,462,878

Boston Properties, Inc.	379,600	43,039,048

Equity Lifestyle Properties, Inc.	615,700	34,331,432

Federal Realty Investment Trust	229,800	29,662,584

Gaming and Leisure Properties, Inc.	750,600	23,223,564

MFA Financial, Inc.	4,883,805	34,723,854

		190,443,360
Road and rail (0.8%)

Union Pacific Corp.	559,500	47,971,530

		47,971,530
Semiconductors and semiconductor equipment (2.4%)

Intel Corp.	1,933,800	55,190,652

NXP Semiconductor NV(NON)(S)	592,200	50,129,730

Texas Instruments, Inc.	784,400	37,525,696

		142,846,078
Software (1.2%)

Microsoft Corp.	1,262,100	54,926,592

Symantec Corp.	814,700	16,693,203

		71,619,795
Specialty retail (0.9%)

Gap, Inc. (The)(S)	728,500	23,902,085

Tiffany & Co.	354,900	29,190,525

		53,092,610
Technology hardware, storage, and peripherals (3.1%)

Apple, Inc.	706,300	79,642,388

EMC Corp.	1,991,200	49,521,144

SanDisk Corp.	343,810	18,758,274

Seagate Technology PLC(S)	640,400	32,916,560

		180,838,366
Textiles, apparel, and luxury goods (0.3%)

Michael Kors Holdings, Ltd.(NON)	467,400	20,313,204

		20,313,204
Thrifts and mortgage finance (0.8%)

Radian Group, Inc.	2,701,685	48,576,296

		48,576,296
Tobacco (1.2%)

Philip Morris International, Inc.	896,250	71,520,750

		71,520,750
Wireless telecommunication services (0.8%)

Vodafone Group PLC ADR (United Kingdom)(S)	1,284,710	44,296,799

		44,296,799

Total common stocks (cost $4,682,606,897)		$5,612,094,954

CONVERTIBLE PREFERRED STOCKS (1.3%)(a)
	Shares	Value

Alcoa, Inc. Ser. 1, $2.688 cv. pfd.(S)	812,125	$28,343,163

Allergan PLC Ser. A, 5.50% cv. pfd.	13,426	13,787,696

American Tower Corp. $5.50 cv. pfd.(R)	125,877	12,752,914

ArcelorMittal SA Ser. MTUS, $1.50 cv. pfd. (France)	183,261	2,359,485

Frontier Communications Corp. Ser. A, $11.125 cum. cv. pfd.(NON)	63,371	6,380,668

Oportun Financial Corp. Ser. A-1, 8.00% cv. pfd. (acquired 6/23/15, cost $7,592) (Private)(F)(RES)(NON)	2,664	6,833

Oportun Financial Corp. Ser. B-1, 8.00% cv. pfd. (acquired 6/23/15, cost $145,237) (Private)(F)(RES)(NON)	46,107	130,713

Oportun Financial Corp. Ser. C-1, 8.00% cv. pfd. (acquired 6/23/15, cost $341,111) (Private)(F)(RES)(NON)	67,016	307,000

Oportun Financial Corp. Ser. D-1, 8.00% cv. pfd. (acquired 6/23/15, cost $494,779) (Private)(F)(RES)(NON)	97,206	445,301

Oportun Financial Corp. Ser. E-1, 8.00% cv. pfd. (acquired 6/23/15, cost $277,459) (Private)(F)(RES)(NON)	50,539	249,713

Oportun Financial Corp. Ser. F, 8.00% cv. pfd. (acquired 6/23/15, cost $837,565) (Private)(F)(RES)(NON)	109,058	753,809

Oportun Financial Corp. Ser. F-1, 8.00% cv. pfd. (acquired 6/23/15, cost $2,349,227) (Private)(F)(RES)(NON)	824,290	2,114,304

Oportun Financial Corp. Ser. G, 8.00% cv. pfd. (acquired 6/23/15, cost $2,970,584) (Private)(F)(RES)(NON)	1,042,310	2,673,525

Oportun Financial Corp. Ser. H, 8.00 % cv. pfd. (acquired 2/6/15, cost $9,110,862) (Private)(F)(RES)(NON)	3,199,825	8,199,776

Total convertible preferred stocks (cost $94,072,991)		$78,504,900

CONVERTIBLE BONDS AND NOTES (0.6%)(a)
	Principal amount	Value

MGIC Investment Corp. cv. sr. notes 5s, 2017	$18,271,000	$20,109,519

WESCO International, Inc. cv. company guaranty sr. unsec. notes 6s, 2029	6,471,000	12,751,914

Total convertible bonds and notes (cost $27,024,240)		$32,861,433

SHORT-TERM INVESTMENTS (3.6%)(a)
	Shares	Value

Putnam Cash Collateral Pool, LLC 0.26%(d)	93,914,025	$93,914,025

Putnam Short Term Investment Fund 0.13%(AFF)	116,974,538	116,974,538

Total short-term investments (cost $210,888,563)		$210,888,563

TOTAL INVESTMENTS

Total investments (cost $5,014,592,691)(b)		$5,934,349,850

Key to holding's abbreviations
ADR	American Depository Receipts: represents ownership of foreign securities on deposit with a custodian bank

Notes to the fund's portfolio
Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from December 1, 2014 through August 31, 2015 (the reporting period). Within the following notes to the portfolio, references to “ASC 820” represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures, references to “Putnam Management” represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC and references to “OTC”, if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $5,853,878,988.
(b)	The aggregate identified cost on a tax basis is $5,015,165,732, resulting in gross unrealized appreciation and depreciation of $1,256,918,104 and $337,733,986, respectively, or net unrealized appreciation of $919,184,118.
(NON)	This security is non-income-producing.
(RES)	This security is restricted with regard to public resale. The total fair value of this security and any other restricted securities (excluding 144A securities), if any, held at the close of the reporting period was $17,383,924, or 0.3% of net assets.
(AFF)	Affiliated company. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with Putnam Short Term Investment Fund, which is under common ownership and control, were as follows:
	Name of affiliate	Fair value at the beginning of the reporting period	Purchase cost	Sale proceeds	Investment income	Fair value at the end of the reporting period

	Putnam Short Term Investment Fund*	$264,496,948	$671,713,720	$819,236,130	$138,417	$116,974,538
* Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management.
(d)	Affiliated company. The fund may lend securities, through its agent, to qualified borrowers in order to earn additional income. The loans are collateralized by cash in an amount at least equal to the fair value of the securities loaned. The fair value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The risk of borrower default will be borne by the fund’s agent; the fund will bear the risk of loss with respect to the investment of the cash collateral.
The fund received cash collateral of $93,914,025, which is invested in Putnam Cash Collateral Pool, LLC, a limited liability company managed by an affiliate of Putnam Management. Investments in Putnam Cash Collateral Pool, LLC are valued at its closing net asset value each business day. There are no management fees charged to Putnam Cash Collateral Pool, LLC. The rate quoted in the security description is the annualized 7-day yield at the close of the reporting period. At the close of the reporting period, the value of securities loaned amounted to $91,519,051.
(F)	This security is valued at fair value following procedures approved by the Trustees. Securities may be classified as Level 2 or Level 3 for ASC 820 based on the securities' valuation inputs. At the close of the reporting period, fair value pricing was also used for certain foreign securities in the portfolio.
(R)	Real Estate Investment Trust.
(S)	This security is on loan, in part or in entirety, at the close of the reporting period.
Debt obligations are considered secured unless otherwise indicated.
The dates shown on debt obligations are the original maturity dates.
Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund’s assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.
Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities under ASC 820. If no sales are reported, as in the case of some securities that are traded OTC, a security is valued at its last reported bid price and is generally categorized as a Level 2 security.
Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. These securities, which would generally be classified as Level 1 securities, will be transferred to Level 2 of the fair value hierarchy when they are valued at fair value. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. At the close of the reporting period, fair value pricing was used for certain foreign securities in the portfolio. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate. Short-term securities with remaining maturities of 60 days or less may be valued at amortized cost, which approximates fair value, and are classified as Level 2 securities.
To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:
		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3
Common stocks*:
Consumer discretionary	$582,790,813	$—	$—
Consumer staples	507,481,356	—	—
Energy	506,232,271	7,495,069	—
Financials	1,283,461,858	—	2,502,950
Health care	755,406,856	—	—
Industrials	636,271,937	—	—
Information technology	619,234,737	—	—
Materials	226,072,666	—	—
Telecommunication services	195,699,151	—	—
Utilities	289,445,290	—	—
Total common stocks	5,602,096,935	7,495,069	2,502,950
Convertible bonds and notes	—	32,861,433	—
Convertible preferred stocks	—	63,623,926	14,880,974
Short-term investments	116,974,538	93,914,025	—

Totals by level	$5,719,071,473	$197,894,453	$17,383,924

* Common stock classifications are presented at the sector level, which may differ from the fund's portfolio presentation.
During the reporting period, transfers within the fair value hierarchy, if any, (other than certain transfers involving non-U.S. equity securities as described in the Security valuation note above) did not represent, in the aggregate, more than 1% of the fund's net assets measured as of the end of the period. Transfers are accounted for using the end of period pricing valuation method.
At the start and close of the reporting period, Level 3 investments in securities represented less than 1% of the fund's net assets and were not considered a significant portion of the fund's portfolio.

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Equity Income Fund

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer Date: October 29, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer Date: October 29, 2015

By (Signature and Title):

/s/ Steven D. Krichmar Steven D. Krichmar Principal Financial Officer Date: October 29, 2015